Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction (Tables)	6 Months Ended
Jun. 30, 2025
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Schedule of remaining contractual commitments of the remaining 16 vessel construction contracts

The remaining contractual commitments of the remaining 16 vessel construction contracts are analyzed as follows as of June 30, 2025 (in thousands):

Payments due by period ended	$ thousands
December 31, 2025	$113,844
December 31, 2026	435,240
December 31, 2027	590,392
December 31, 2028	94,500
Total contractual commitments	$1,233,976